Exposures - Total net exposure (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2023	Dec. 31, 2022
Sub-classifications of financial information
Net exposure	kr 449.4	kr 438.2
Percentage of net exposures	100.00%	100.00%
Central-governments
Sub-classifications of financial information
Net exposure	kr 221.6	kr 227.3
Percentage of net exposures	49.30%	51.90%
Regional-governments
Sub-classifications of financial information
Net exposure	kr 24.3	kr 23.3
Percentage of net exposures	5.40%	5.30%
Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 9.5	kr 6.5
Percentage of net exposures	2.20%	1.50%
Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.7	kr 2.1
Percentage of net exposures	0.50%	0.50%
Financial institutions
Sub-classifications of financial information
Net exposure	kr 35.6	kr 33.6
Percentage of net exposures	7.90%	7.60%
Corporates
Sub-classifications of financial information
Net exposure	kr 155.7	kr 145.4
Percentage of net exposures	34.70%	33.20%
Credits and interest-bearing securities
Sub-classifications of financial information
Net exposure	kr 377.0	kr 351.5
Percentage of net exposures	100.00%	100.00%
Credits and interest-bearing securities | Central-governments
Sub-classifications of financial information
Net exposure	kr 169.6	kr 162.3
Percentage of net exposures	45.00%	46.20%
Credits and interest-bearing securities | Regional-governments
Sub-classifications of financial information
Net exposure	kr 23.4	kr 22.5
Percentage of net exposures	6.20%	6.40%
Credits and interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure	kr 9.5	kr 6.1
Percentage of net exposures	2.50%	1.70%
Credits and interest-bearing securities | Public sector entity
Sub-classifications of financial information
Net exposure	kr 2.7	kr 2.1
Percentage of net exposures	0.70%	0.60%
Credits and interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	kr 28.7	kr 26.1
Percentage of net exposures	7.60%	7.40%
Credits and interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	kr 143.1	kr 132.4
Percentage of net exposures	38.00%	37.70%
Committed undisbursed loans, derivatives, etc.
Sub-classifications of financial information
Net exposure	kr 72.4	kr 86.7
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central-governments
Sub-classifications of financial information
Net exposure	kr 52.0	kr 65.0
Percentage of net exposures	71.80%	75.00%
Committed undisbursed loans, derivatives, etc. | Regional-governments
Sub-classifications of financial information
Net exposure	kr 0.9	kr 0.8
Percentage of net exposures	1.20%	0.90%
Committed undisbursed loans, derivatives, etc. | Multilateral development banks
Sub-classifications of financial information
Net exposure		kr 0.4
Percentage of net exposures		0.50%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Sub-classifications of financial information
Net exposure	kr 6.9	kr 7.5
Percentage of net exposures	9.60%	8.60%
Committed undisbursed loans, derivatives, etc. | Corporates
Sub-classifications of financial information
Net exposure	kr 12.6	kr 13.0
Percentage of net exposures	17.40%	15.00%